Warrants (Details Narrative) - $ / shares		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		1,286,500	0	0
Warrant to purchase shares outstanding	1,286,500	1,286,500
Weighted average exercise price	$ 2.00	$ 2.00
Number of accredited investors	fifty-seven accredited investors